Contingencies and commitments (Future Minimum Rental Commitments) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 127
2017	117
2018	107
2019	101
2020	98
Thereafter	199
Total minimum operating lease commitments	$ 749